UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                  JUNE 30, 2004
                                                            -------------------

Check here if Amendment  [    ] ;  Amendment Number:
                                                            ---------
       This Amendment  (Check only one.):     [    ]  is a restatement.
                                              [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 SOUND SHORE MANAGEMENT, INC.
                  -----------------------------------------------------
Address:              P.O. BOX 1810
                  -----------------------------------------------------
                      8 SOUND SHORE DRIVE, SUITE 180
                  -----------------------------------------------------
                      GREENWICH, CT  06836

Form 13F File Number:          028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 SHANNA S. SULLIVAN
                  -----------------------------------------------------
Title:                VICE PRESIDENT
                  -----------------------------------------------------
Phone:                (203) 629-1980
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Shanna S. Sullivan            GREENWICH, CT                JULY 16, 2004
-------------------------   ------------------------------    -----------------
       (Signature)                  (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:            Sound Shore Management, Inc.


Number of Other Included Managers:                               0
                                                     ------------------------

Form 13F Information Table Entry Total:                         46
                                                     ------------------------

Form 13F Information Table Value Total:                     $3,840,252
                                                     ------------------------
                                                            (thousands)


List of Other Included Managers:

                                      NONE

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
                   Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                           6/30/2004

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            Item 1               Item 2  Item 3        Item 4   Item 5           Item 6          Item 7           Item 8
        Name of Issuer           Title   Cusip     Mkt. Value   Shares    INVESTMENT DISCRETION  Mgrs.       VOTING AUTHORITY
                                                                          ---------------------              ----------------
                                   of    Number       x $1000              Sole  Shared Other            Sole      Shared     None
                                 Class                                     (A)    (B)    (C)              (A)       (B)       (C)
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Aetna Life & Casualty Co.       COMMON   00817Y108     110,174   1,296,166   X                         1,172,566        0    123,600
Altria Group, Inc.              COMMON   02209S103         906      18,100   X                                 0        0     18,100
Ambac Financial Group, Inc      COMMON   023139108     115,334   1,570,453   X                         1,418,253        0    152,200
Baxter International Inc        COMMON   071813109     118,177   3,424,431   X                         3,083,731        0    340,700
Berkshire Hathaway, Inc.        COMMON   084670108     163,134       1,834   X                             1,650        0        184
Berkshire Hathaway, Inc. Cl B   COMMON   084670207       2,568         869   X                               869        0          0
CIGNA Corporation               COMMON   125509109     121,913   1,771,737   X                         1,595,937        0    175,800
CenturyTel, Inc.                COMMON   156700106      96,106   3,199,249   X                         2,872,349        0    326,900
Chubb Corporation               COMMON   171232101     115,869   1,699,455   X                         1,531,455        0    168,000
CitiGroup, Inc.                 COMMON   172967101       1,398      30,053   X                                 0        0     30,053
Citizen's Communications        COMMON   17453B101      47,074   3,890,409   X                         3,476,109        0    414,300
Comerica, Inc.                  COMMON   200340107     108,662   1,979,995   X                         1,785,695        0    194,300
ConocoPhillips Inc              COMMON   20825C104      88,521   1,160,323   X                         1,046,323        0    114,000
Countrywide Financial Corp.     COMMON   222372104     143,263   2,039,327   X                         1,837,427        0    201,900
Dana Corporation                COMMON   235811106      76,776   3,917,115   X                         3,493,264        0    423,851
Devon Energy Corporation        COMMON   25179M103     133,926   2,029,184   X                         1,823,684        0    205,500
Directv Group Inc               COMMON   25459L106      54,172   3,167,924   X                         2,843,624        0    324,300
El Paso Corporation             COMMON   28336L109      99,025  12,566,667   X                        11,337,267        0  1,229,400
Electronic Data Systems Co.     COMMON   285661104         383      20,000   X                                 0        0     20,000
Freddie Mac                     COMMON   313400301     157,101   2,481,850   X                         2,245,650        0    236,200
Fannie Mae                      COMMON   313586109         764      10,700   X                                 0        0     10,700
Georgia Pacific Corporation     COMMON   373298108     110,382   2,984,904   X                         2,691,704        0    293,200
Halliburton Company             COMMON   406216101     111,027   3,669,106   X                         3,306,806        0    362,300
Hewlett-Packard Company         COMMON   428236103     110,814   5,251,841   X                         4,745,841        0    506,000
Honda Motor Co. Ltd             COMMON   438128308      85,883   3,531,379   X                         3,189,179        0    342,200
Interpublic Group of Cos.       COMMON   460690100     111,855   8,146,785   X                         7,341,085        0    805,700
L-3 Communications Holdings Inc COMMON   502424104      94,937   1,421,214   X                         1,313,314        0    107,900
Laboratory Corp of America      COMMON   50540R409     107,472   2,707,108   X                         2,434,108        0    273,000
Liberty Media Corporation       COMMON   530718105     112,232  12,484,123   X                        11,229,823        0  1,254,300
Marathon Oil Corporation        COMMON   565849106     121,868   3,220,613   X                         2,901,213        0    319,400
McDonald's Corporation          COMMON   580135101      67,829   2,608,800   X                         2,353,000        0    255,800
Merck & Co. Inc.                COMMON   589331107         684      14,400   X                                 0        0     14,400
Nokia Corporation               COMMON   654902204      84,686   5,824,370   X                         5,267,370        0    557,000
Presidential Life Corporation   COMMON   740884101         180      10,000   X                                 0        0     10,000
SPX Corporation                 COMMON   784635104     118,501   2,551,695   X                         2,308,295        0    243,400
Safeway, Inc.                   COMMON   786514208      90,980   3,590,366   X                         3,243,166        0    347,200
Sprint Corporation              COMMON   852061100         519      29,500   X                                 0        0     29,500
TJX Companies, Inc.             COMMON   872540109         917      38,000   X                                 0        0     38,000
TRW Automotive Holdings Co      COMMON   87264S106      45,340   2,405,300   X                         2,181,500        0    223,800
Textron Incorporated            COMMON   883203101      44,419     748,415   X                           660,315        0     88,100
Thermo Electron Corporation     COMMON   883556102     107,019   3,481,434   X                         3,139,834        0    341,600
Time Warner, Inc.               COMMON   887317105     118,171   6,721,893   X                         6,064,893        0    657,000
Tyco International Ltd.         COMMON   902124106     129,921   3,920,374   X                         3,529,074        0    391,300
U.S. Bancorp                    COMMON   902973304     126,670   4,596,167   X                         4,151,567        0    444,600
Waste Management, Inc.          COMMON   94106L109     103,390   3,373,242   X                         3,047,542        0    325,700
Watson Pharmaceuticals, Inc.    COMMON   942683103      79,310   2,948,335   X                         2,667,635        0    280,700

   TOTALS:                         46                3,840,252
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